Segment Reporting (Details 3) (Basin Transload LLC)	Dec. 31, 2013	Feb. 28, 2013	Feb. 01, 2013
Basin Transload LLC
Segment Assets
Percentage of membership interests acquired	60.00%	60.00%	60.00%